UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
REVENUES:
Time charter revenues	$ 36,669,776	$ 49,747,081
Total vessel revenues	36,669,776	49,747,081
EXPENSES:
Voyage expenses (including $655,431 and $463,672 to related party for the six months ended June 30, 2023, and 2024, respectively)	(2,012,774)	(2,698,540)
Vessel operating expenses	(14,657,651)	(21,676,527)
Management fees to related parties	(2,486,692)	(3,615,825)
Depreciation and amortization	(7,387,855)	(11,301,547)
General and administrative expenses (including $1,500,000, and $1,599,000 to related party for the six months ended June 30, 2023, and 2024, respectively)	(3,387,071)	(2,805,076)
Gain on sale of vessels	19,307,595	3,128,568
Gain from a claim	1,411,356	0
Total expenses, net	(9,213,092)	(38,968,947)
Operating income	27,456,684	10,778,134
OTHER INCOME/(EXPENSES):
Interest and finance costs	(4,004,694)	(6,117,641)
Interest income	3,326,854	1,439,909
Foreign exchange losses	(85,658)	(70,792)
Dividend income on equity securities	2,853,165	366,002
Dividend income from related party	707,777	451,111
(Loss) / Gain on equity securities	15,025,838	(5,104,791)
Total other (expenses) / income, net	17,823,282	(9,036,202)
Net income and comprehensive income from continuing operations, before taxes	45,279,966	1,741,932
Income taxes	(94,609)	(65,179)
Net income and comprehensive income from continuing operations, net of taxes	45,185,357	1,676,753
Net income and comprehensive income from discontinued operations, net of taxes	0	17,339,332
Net income	45,185,357	19,016,085
Comprehensive income	45,185,357	19,016,085
Dividend on Series D Preferred Shares	(1,263,889)	0
Net income attributable to common shareholders	$ 43,671,953	$ 19,016,085
Earnings per common share, basic, continuing operations (in dollars per share)	$ 4.52	$ 0.18
Earnings per common share, diluted, continuing operations (in dollars per share)	2.11	0.18
Earnings per common share, basic, discontinued operations (in dollars per share)	0	1.83
Earnings per common share, diluted, discontinued operations (in dollars per share)	0	1.83
Earnings per common share, basic, total (in dollars per share)	4.52	2.01
Earnings per common share, diluted, total (in dollars per share)	$ 2.11	$ 2.01
Weighted average number of common shares, basic (in shares)	9,662,354	9,478,437
Weighted average number of common shares, diluted (in shares)	21,397,406	9,478,437
Series D Preferred Shares [Member]
OTHER INCOME/(EXPENSES):
Deemed dividend on Preferred Shares	$ (249,515)	$ 0